Reconciliation of Assets Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning Balance		16,938	7,770	2,865
Recognized during the year				6,970
Realized or unrealized gain	4,386	27,326	39,446	(2,065)
Settlement		(30,616)	(30,278)
Ending Balance	2,191	13,648	16,938	7,770
The amount of total loss gain included in earnings	$ 4,386	27,326	39,446	(2,065)